Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Breakdown for Right-Of-Use Assets
The following table provides a breakdown for right-of-use assets:

(€ thousands)	Land and buildings	Industrial and commercial equipment	Other right-of-use assets	Total
Historical cost at December 31, 2024	1,141,589	164	9,011	1,150,764
Additions	159,077	8	2,527	161,612
Disposals	(23,350)	(86)	(1,533)	(24,969)
Exchange differences	(82,765)	(4)	(38)	(82,807)
Reclassification	1,880	—	—	1,880
Historical cost at June 30, 2025	1,196,431	82	9,967	1,206,480

Accumulated amortization at December 31, 2024	(565,656)	(51)	(3,620)	(569,327)
Amortization	(80,987)	(22)	(1,305)	(82,314)
Impairment	(4,046)	—	—	(4,046)
Disposals	18,741	30	1,191	19,962
Exchange differences	44,268	1	30	44,299
Reclassification	(1,034)	—	—	(1,034)
Accumulated amortization at June 30, 2025	(588,714)	(42)	(3,704)	(592,460)

Carrying amount at:
December 31, 2024	575,933	113	5,391	581,437
June 30, 2025	607,717	40	6,263	614,020